LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share
SCHEDULE OF LOSS PER SHARE
	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Loss attributable to holders of ordinary shares (USD’000):
Net loss from continuing operations	(6,635)	(5,462)
Net income from discontinued operations	-	10,459
Weighted average number of ordinary shares outstanding used in computing basic earnings per share *	6,923,985	1,614,471
Weighted average number of ordinary shares outstanding used in computing diluted earnings per share *	6,923,985	1,984,646
Income (loss) per share - basic (USD)
From continuing operations	(0.96)	(3.38)
From discontinued operations	-	6.48
Income (loss) per share - diluted (USD) **
From continuing operations	(0.96)	(3.38)
From discontinued operations	-	5.27

*	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023.

**	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended June 30, 2024 and 2023, 1,037,559 shares and 135,316 shares, respectively, on a weighted average basis of potential Class A ordinary shares related to outstanding Class A ordinary shares warrants were excluded from the calculation of diluted net loss per share from continuing operations as such shares are antidilutive when there is a loss.